OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Assets [Abstract]
Prepaid expenses	$ 465	$ 715
Other receivables	3,293	689
Other current assets	$ 3,758	$ 1,404